SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

20. SUBSEQUENT EVENTS

In January 2022, the Group signed an investment cooperation agreement with the government of Suzhou, Anhui Province, Suzhou government determined to invest RMB100 million, (approximately $15.4 million) to subscribe for ordinary shares of the Company to support the electronic vehicles (“EVs”) business. Suzhou government will pay the investment consideration in two installments, the first payment of RMB 30 million (approximately $4.6 million) had been received in February 2022 and the remaining portion of RMB 70 million (approximately $10.8 million) shall be received after the Company obtain the order of 5,000 EVs. In March, 2022, the Company obtained order for 5,000 EVs, and the second payment is expected to be received in the first half year of 2022.

In March 2022, the Group signed three strategic cooperation agreements, the counter parties ordered designated EVs to in the next 5 years.On March 23, 2022, the Company signed sales order for 5,000 units of new energy logistics vehicles with BUJIA Logistics Co., Ltd., in connection with the strategic cooperation agreements signed previously.

The Group has performed an evaluation of subsequent events up to the date of the consolidated financial statements were issued, and determined that no events that would have required adjustment or disclosure in the consolidated financial statements other than those discussed in above.